Income Taxes (Schedule Of Effective Income Tax Rate) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Entity Information [Line Items]
Federal statutory tax rate					35.00%	35.00%	35.00%
State income tax, net of federal tax benefit					4.80%	6.70%	7.20%
Amortization of investment tax credits					(1.20%)	(1.50%)	(1.40%)
Preferred dividends of subsidiary					0.90%	1.10%	1.00%
Depreciation flow through and amortization					(0.30%)	(0.30%)	(0.20%)
Additional funds used during construction - equity					(0.30%)	0.60%	1.60%
Manufacturers' Production Deduction (Sec. 199)					(0.00%)	(3.80%)	(3.70%)
Other - net					0.20%	0.50%	1.40%
Effective tax rate	38.40%	34.80%	35.40%	33.00%	39.10%	38.30%	40.90%
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Federal statutory tax rate					35.00%	35.00%	35.00%
State income tax, net of federal tax benefit					4.60%	6.00%	6.50%
Amortization of investment tax credits					(0.80%)	(1.00%)	(0.90%)
Depreciation flow through and amortization					(0.20%)	(0.20%)	(0.10%)
Additional funds used during construction - equity					(0.20%)	0.40%	1.10%
Manufacturers' Production Deduction (Sec. 199)					(0.00%)	(3.20%)	(3.00%)
Other - net					0.40%	0.40%	0.90%
Effective tax rate	35.70%	35.50%	37.00%	34.70%	38.80%	37.40%	39.50%